Impairment Loss Related to the Acquisition of TAAG (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Other Liabilities, Noncurrent		$ 359,338
Deferred Tax Liabilities Noncurrent		350,000
Taag [Member]
Intangible Assets, Net (Excluding Goodwill)		617,757
Impairment loss related to the acquisition	0	1,602,638
Other Liabilities, Noncurrent		359,338
Deferred Tax Liabilities Noncurrent		350,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	336,921
Business Acquisition Purchases Price Allocation Good will Amount		$ 1,344,219
Fimmotaag S.P.A [Member]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	336,921